Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (0.0%)	Shares/ Par +	Value $ (000’s)
Energy (0.0%)
Noble Corp. PLC *,Æ	2,440	43
Noble Finance Co. *,Æ, d	20,347	361

Total		404

Total Common Stocks (Cost: $237)		404

Corporate Bonds (54.4%)
Basic Materials (2.4%)
ALROSA Finance SA
3.100%, 6/25/27 144A	8,500,000	8,564
4.650%, 4/9/24 144A	500,000	534
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	306
INEOS Finance PLC
2.875%, 5/1/26 144A EUR ¥	2,700,000	3,198
2.875%, 5/1/26 EUR §,¥	3,400,000	4,027
INEOS Styrolution Group GmbH 2.250%, 1/16/27 144A EUR ¥	200,000	228
MMK International Capital DAC 4.375%, 6/13/24 144A	1,400,000	1,497
Sappi Papier Holding GmbH 3.125%, 4/15/26 EUR §,¥	300,000	352
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	530
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	210
4.892%, 4/24/25 144A	5,900,000	6,316
5.182%, 4/24/28 144A	2,800,000	3,027
Teck Resources, Ltd. 3.900%, 7/15/30	300,000	314

Total		29,103

Communications (4.4%)
Altice Financing SA
3.000%, 1/15/28 EUR §,¥	200,000	224
7.500%, 5/15/26 144A	5,171,000	5,404
7.500%, 5/15/26 §	200,000	209
Altice France Holding SA 8.000%, 5/15/27 EUR §,¥	1,000,000	1,272
Altice France SA 8.125%, 2/1/27 144A	3,200,000	3,508
AT&T, Inc.
3.100%, 2/1/43	1,800,000	1,680
3.500%, 9/15/53 144A	237,000	219
3.650%, 9/15/59 144A	6,663,000	6,090
3.800%, 12/1/57 144A	115,000	109
Baidu, Inc. 3.875%, 9/29/23	200,000	214
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,874
4.800%, 3/1/50	200,000	214
5.125%, 7/1/49 b	3,300,000	3,713
5.375%, 4/1/38	100,000	118

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,917
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	704
Intelsat Jackson Holdings SA
5.500%, 8/1/23 j	700,000	429
8.500%, 10/15/24 144A j	200,000	125
9.750%, 7/15/25 144A j	100,000	62
Lumen Technologies, Inc. 4.000%, 2/15/27 144A	100,000	102
Qwest Corp. 7.250%, 9/15/25	500,000	586
SFR Group SA 7.375%, 5/1/26 144A	7,600,000	7,905
Sprint Communications, Inc. 11.500%, 11/15/21	400,000	424
Sprint Corp.
7.125%, 6/15/24	100,000	115
7.250%, 9/15/21	700,000	718
7.875%, 9/15/23	500,000	571
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,482
Telecom Italia Capital SA 6.000%, 9/30/34	400,000	454
Tencent Holdings, Ltd. 1.810%, 1/26/26 144A	1,400,000	1,404
Time Warner Cable LLC
5.875%, 11/15/40	300,000	373
6.750%, 6/15/39	200,000	268
UPCB Finance IV, Ltd. 4.000%, 1/15/27 EUR §,¥	315,000	376
Virgin Media Secured Finance PLC
4.250%, 1/15/30 144A GBP ¥	3,200,000	4,412
5.000%, 4/15/27 GBP §,¥	500,000	721
VMED O2 UK Financing I PLC
3.250%, 1/31/31 EUR §,¥	1,200,000	1,415
4.000%, 1/31/29 144A GBP ¥	2,600,000	3,575

Total		52,986

Consumer, Cyclical (7.6%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,¥	400,000	485
Air Canada Pass Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	1,000,000	1,075
Alaska Airlines Pass Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	192,161	210
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	203,115	202
American Airlines Pass Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	363,470	353

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
American Airlines Pass Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	864,182	875
American Airlines Pass Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	172,939	175
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd. 5.500%, 4/20/26 144A	300,000	312
BMW Finance NV 2.250%, 8/12/22 144A	400,000	409
British Airways Pass Through Trust, Series 2020-1, Class A 4.250%, 5/15/34 144A	198,259	208
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	400,000	422
Delta Air Lines, Inc.
2.900%, 10/28/24	75,000	75
7.000%, 5/1/25 144A	1,500,000	1,728
7.375%, 1/15/26	25,000	29
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	300,000	320
FCE Bank PLC
0.869%, 9/13/21 EUR §,¥	400,000	469
1.875%, 6/24/21 EUR §,¥	100,000	118
Ford Motor Credit Co. LLC
0.000%, (Euribor 3 Month ACT/360 plus 0.430%), 5/14/21 EUR ¥	200,000	234
0.068%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	460
0.162%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ¥	1,300,000	1,452
0.183%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ¥	100,000	114
1.104%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	199
1.429%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	600,000	594
1.744%, 7/19/24 EUR ¥	200,000	236
2.330%, 11/25/25 EUR ¥	100,000	120
2.748%, 6/14/24 GBP ¥	700,000	974
3.021%, 3/6/24 EUR ¥	900,000	1,099
3.096%, 5/4/23 b	500,000	508
3.250%, 9/15/25 EUR ¥	300,000	374
3.350%, 11/1/22	1,400,000	1,428
3.377%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	202
4.063%, 11/1/24 b	3,200,000	3,357
4.134%, 8/4/25	200,000	209
4.389%, 1/8/26	800,000	841
4.535%, 3/6/25 GBP ¥	100,000	147
5.584%, 3/18/24	600,000	648
5.596%, 1/7/22	1,500,000	1,541
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,327
Hawaiian Airlines, Series 2020-1, Class A 7.375%, 9/15/27 144A	942,613	1,061
Hyatt Hotels Corp.
3.191%, (ICE LIBOR USD 3 Month plus 3.000%), 9/1/22	700,000	705

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
IHO Verwaltungs GmbH
3.625%, 5/15/25 EUR §,¥	800,000	955
3.750%, 9/15/26 EUR §,¥	4,600,000	5,509
Jaguar Land Rover Automotive PLC
3.875%, 3/1/23 GBP §,¥	100,000	139
5.875%, 11/15/24 144A EUR ¥	1,600,000	2,025
5.875%, 11/15/24 EUR §,¥	700,000	886
6.875%, 11/15/26 144A EUR ¥	1,600,000	2,118
JetBlue Airways Corp. 4.000%, 5/15/34	900,000	971
John Lewis PLC 4.250%, 12/18/34 GBP §,¥	1,000,000	1,377
Las Vegas Sands Corp.
3.500%, 8/18/26	100,000	104
3.900%, 8/8/29	100,000	103
Marks & Spencer PLC
4.250%, 12/8/23 GBP §,¥	300,000	440
6.000%, 6/12/25 GBP §,¥	1,000,000	1,550
Marriott Ownership Resorts, Inc. 6.500%, 9/15/26	150,000	157
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	103
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	400,000	411
5.375%, 12/4/29 144A	700,000	744
MGM Resorts International 7.750%, 3/15/22	300,000	316
Mileage Plus Holdings LLC 6.500%, 6/20/27 144A	700,000	767
Mitchells & Butlers Finance PLC
0.530%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,151,216	1,484
0.634%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	209,312	194
6.469%, 9/15/32 GBP §,¥	200,000	304
Nissan Motor Acceptance Corp.
2.000%, 3/9/26 144A	400,000	398
3.875%, 9/21/23 144A	300,000	320
Nissan Motor Co., Ltd.
2.652%, 3/17/26 EUR §,¥	100,000	127
3.201%, 9/17/28 144A EUR ¥	500,000	654
4.345%, 9/17/27 144A	6,400,000	6,960
4.810%, 9/17/30 144A	200,000	220
QVC, Inc. 4.375%, 3/15/23	1,075,000	1,126
Renault SA 1.250%, 6/24/25 EUR §,¥	900,000	1,030
Sands China, Ltd.
3.800%, 1/8/26	1,700,000	1,805
4.600%, 8/8/23	300,000	321
5.400%, 8/8/28 b	3,200,000	3,656
Southwest Airlines Co.
5.125%, 6/15/27	1,000,000	1,149
5.250%, 5/4/25	1,000,000	1,138
Studio City Finance, Ltd. 5.000%, 1/15/29 144A	200,000	201
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	108
4.875%, 3/15/27	1,200,000	1,351

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Travis Perkins PLC 4.500%, 9/7/23 GBP §,¥	1,900,000	2,794
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	696,638	721
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	98,128	94
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29 b	2,829,893	3,137
US Airways Pass-Through Trust, Series 2012- 1, Class A 5.900%, 4/1/26	777,755	807
Volkswagen Bank GmbH 1.250%, 6/10/24 EUR §,¥	3,000,000	3,644
Volkswagen Financial Services Aktiengesellschaft 0.875%, 4/12/23 EUR §,¥	200,000	238
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR §,¥	1,800,000	2,259
Wynn Macau, Ltd.
5.125%, 12/15/29 144A	1,100,000	1,127
5.500%, 1/15/26 144A	200,000	209
5.500%, 1/15/26 §	500,000	522
5.500%, 10/1/27 144A	200,000	209
5.500%, 10/1/27 §	200,000	209
5.625%, 8/26/28 144A	300,000	313
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/29 144A	800,000	819
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,¥	2,000,000	2,363
ZF Finance GmbH 2.750%, 5/25/27 EUR §,¥	4,300,000	5,211

Total		91,192

Consumer, Non-cyclical (3.7%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP §,¥	100,000	139
2.875%, 7/31/43 GBP §,¥	2,900,000	4,020
4.875%, 7/31/43 GBP §,¥	1,200,000	1,759
AbbVie, Inc. 1.500%, 11/15/23 EUR ¥	400,000	488
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,¥	500,000	608
1.875%, 3/26/32 EUR §,¥	600,000	740
3.000%, 3/27/31 EUR §,¥	600,000	814
3.375%, 11/27/26 GBP §,¥	2,100,000	3,102
Amgen, Inc. 4.663%, 6/15/51	1,041,000	1,263
Atlantia SpA
1.625%, 2/3/25 EUR §,¥	1,200,000	1,426
1.875%, 7/13/27 EUR §,¥	400,000	478
Bacardi, Ltd.
4.700%, 5/15/28 144A	2,900,000	3,317
BAT Capital Corp.
3.222%, 8/15/24	100,000	107
3.557%, 8/15/27	500,000	532

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Bellis Acquisition Co. PLC 3.250%, 2/16/26 144A GBP ¥	4,000,000	5,535
Centene Corp.
4.250%, 12/15/27	200,000	211
4.625%, 12/15/29	500,000	541
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	220
Coty, Inc. 4.750%, 4/15/26 EUR §,¥	100,000	112
CVS Pass-Through Trust
4.704%, 1/10/36 144A	389,451	426
5.926%, 1/10/34 144A	657,446	758
7.507%, 1/10/32 144A	67,193	84
DaVita HealthCare Partners, Inc. 4.625%, 6/1/30 144A	3,000,000	3,057
HCA, Inc.
4.500%, 2/15/27	100,000	112
4.750%, 5/1/23 b	2,655,000	2,862
5.875%, 2/1/29	100,000	116
Imperial Brands Finance PLC 3.500%, 7/26/26 144A	200,000	214
Loxam SAS 3.250%, 1/14/25 EUR §,¥	900,000	1,045
Perrigo Finance Unlimited Co. 3.150%, 6/15/30	200,000	196
Q-Park Holding I BV 2.000%, 3/1/27 EUR §,¥	800,000	894
Sysco Corp. 5.650%, 4/1/25	1,100,000	1,279
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21 b	2,800,000	2,821
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	700,000	705
Teva Pharmaceutical Finance Netherlands II BV
1.125%, 10/15/24 EUR §,¥	600,000	667
1.250%, 3/31/23 EUR §,¥	720,000	827
4.500%, 3/1/25 EUR ¥	800,000	985
6.000%, 1/31/25 EUR ¥	1,500,000	1,935

Total		44,395

Diversified (0.0%)
Stena International SA 6.125%, 2/1/25 144A	400,000	404

Total		404

Energy (9.3%)
Aker BP ASA
3.750%, 1/15/30 144A	400,000	413
4.750%, 6/15/24 144A	1,000,000	1,025
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	103
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	200
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	114
Cheniere Energy Partners LP 4.000%, 3/1/31 144A	1,400,000	1,425

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Constellation Oil Services Holding SA 10.000%, 11/9/24 144A Þ	253,248	62
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,472
Dolphin Energy, Ltd. 5.500%, 12/15/21 144A	1,000,000	1,033
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	282
Enable Midstream Partners LP 4.950%, 5/15/28	1,200,000	1,323
Energy Transfer Operating LP 2.900%, 5/15/25	100,000	104
3.600%, 2/1/23	100,000	104
3.750%, 5/15/30	200,000	206
5.000%, 5/15/50	200,000	207
5.250%, 4/15/29	100,000	114
6.625%, 10/15/36	500,000	613
7.500%, 7/1/38 b	1,700,000	2,244
EQT Corp. 7.375%, 2/1/25 b	5,500,000	6,330
Gazprom Neft OAO Via GPN Capital SA 6.000%, 11/27/23 §	3,000,000	3,299
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	516
Greenko Solar Mauritius, Ltd. 5.550%, 1/29/25 144A	1,000,000	1,027
Indigo Natural Resources LLC 5.375%, 2/1/29 144A	100,000	99
Kinder Morgan Energy Partners LP 6.550%, 9/15/40 b	2,382,000	3,095
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,709
Midwest Connector Capital Company LLC
3.625%, 4/1/22 144A	300,000	304
3.900%, 4/1/24 144A	200,000	207
MPLX LP 4.250%, 12/1/27	100,000	112
Newfield Exploration Co. 5.625%, 7/1/24 b	2,100,000	2,309
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	5,173
Noble Corp. PLC
11.000%, 2/15/28 144A	32,532	34
11.000%, 2/15/28	45,537	48
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,464
6.000%, 6/1/26	200,000	216
Occidental Petroleum Corp.
3.200%, 8/15/26	400,000	384
3.400%, 4/15/26	500,000	485
3.500%, 8/15/29	2,140,000	2,008
5.500%, 12/1/25 b	2,800,000	2,961
5.875%, 9/1/25	700,000	748
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 §	85,023	84
7.350%, 12/1/26 §,Þ	1,629,257	639
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 2/9/18 §	782,000	4
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	600,000	596

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	4,864
Petrobras Global Finance BV
5.375%, 10/1/29 GBP ¥	1,800,000	2,651
6.250%, 12/14/26 GBP ¥	200,000	308
6.625%, 1/16/34 GBP ¥	300,000	461
6.900%, 3/19/49	300,000	329
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	283
5.500%, 4/12/37 §,j	4,300,000	187
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	1,164
3.750%, 2/21/24 EUR §,¥	400,000	477
4.750%, 2/26/29 EUR §,¥	3,500,000	3,975
4.875%, 2/21/28 EUR §,¥	600,000	698
5.625%, 1/23/46	378,000	301
5.950%, 1/28/31 b	4,300,000	4,128
6.490%, 1/23/27	700,000	731
6.500%, 3/13/27 b	3,200,000	3,344
6.625%, 6/15/35	1,600,000	1,520
6.625%, 6/15/38	2,000,000	1,811
6.750%, 9/21/47 b	2,900,000	2,466
6.840%, 1/23/30	1,600,000	1,624
7.690%, 1/23/50	1,880,000	1,739
Plains All American Pipeline LP / PAA Finance Corp. 6.650%, 1/15/37	277,000	324
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	2,210,530	2,530
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	323
5.000%, 10/1/22	1,100,000	1,155
5.875%, 3/1/22	800,000	827
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,114,877	1,237
9.250%, 7/6/24 §	975,518	1,083
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 §	393,554	460
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	785
5.625%, 3/1/25 b	4,900,000	5,603
5.750%, 5/15/24	800,000	903
5.875%, 6/30/26	400,000	469
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	8,204
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,260
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	1,486,250	1,300
Transocean Poseidon, Ltd. 6.875%, 2/1/27 144A	200,000	185
Valaris PLC
5.750%, 10/1/44 j	200,000	23
8.000%, 1/31/24 j	80,000	8
Western Midstream Operating, LP 4.350%, 2/1/25	1,200,000	1,242
6.500%, 2/1/50	1,900,000	2,054

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Williams Partners LP 3.600%, 3/15/22 b	2,500,000	2,560

Total		110,491

Financial (23.0%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24 b	3,600,000	3,751
3.650%, 7/21/27	500,000	525
4.450%, 4/3/26	900,000	974
4.625%, 10/15/27	500,000	548
4.875%, 1/16/24	1,200,000	1,306
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	574
4.250%, 6/15/26	300,000	318
5.250%, 8/11/25 144A	2,400,000	2,620
Ally Financial, Inc.
3.050%, 6/5/23	400,000	418
8.000%, 11/1/31	1,371,000	1,910
Athora Netherlands NV
2.375%, 5/17/24 EUR §,¥	700,000	848
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,¥, µ	200,000	266
Aviation Capital Group LLC 5.500%, 12/15/24 144A	900,000	1,006
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	500,000	533
5.500%, 1/15/23 144A	800,000	849
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,¥	200,000	234
2.625%, 4/28/25 EUR §,¥	1,700,000	2,038
3.625%, 9/24/24 EUR §,¥	3,100,000	3,837
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,¥	5,700,000	5,882
10.500%, 7/23/29 EUR §,¥	400,000	571
Banco Bilbao Vizcaya Argentaria SA
6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,¥, µ	1,600,000	2,032
Banco Bradesco SA 2.850%, 1/27/23 144A	600,000	613
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	511
Banco de Sabadell SA
1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,¥	200,000	241
1.750%, 5/10/24 EUR §,¥	900,000	1,086
Banco do Brasil SA 4.625%, 1/15/25 144A	1,100,000	1,165
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	208
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,045
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 3/15/28 b, µ	4,500,000	4,908
Barclays Bank PLC 7.625%, 11/21/22	488,000	536
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	282

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.250%, 2/12/27 GBP §,¥	1,500,000	2,236
3.375%, (1 Year EUR Annual Swap Rate plus 3.700%), 4/2/25 EUR §,¥	1,200,000	1,536
3.650%, 3/16/25 b	3,100,000	3,332
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.867%), 12/15/25	500,000	546
7.875%, (5 Year GBP Swap Rate plus 6.099%), 12/29/49 GBP §,¥, µ	1,300,000	1,538
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,100,000	1,081
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	205
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	7,037
BPCE SA 2.375%, 1/14/25 144A	200,000	207
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	111
6.500%, 6/17/22 144A	200,000	213
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ¥	200,000	243
CIT Group, Inc.
5.000%, 8/15/22	272,000	286
5.000%, 8/1/23	100,000	109
Citigroup, Inc.
1.250%, (Euribor 3 Month ACT/360 plus 1.660%), 7/6/26 EUR §,¥	200,000	245
3.400%, 5/1/26	400,000	434
Cooperatieve Rabobank UA
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR §,¥	2,600,000	3,095
Corestate Capital Holding SA 3.500%, 4/15/23 EUR §,¥	700,000	713
Country Garden Holdings Co., Ltd.
4.750%, 1/17/23 §	200,000	205
4.750%, 9/28/23 §	200,000	204
6.500%, 4/8/24 §	600,000	642
CPI Property Group SA
1.625%, 4/23/27 EUR §,¥	700,000	838
2.125%, 10/4/24 EUR §,¥	400,000	490
4.750%, 3/8/23 §	1,300,000	1,383
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR §,¥	2,000,000	2,612
Credit Agricole SA
1.907%, (SOFR Index plus 1.676%), 6/16/26 144A	500,000	507
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	8,138
6.500%, 8/8/23 §	1,700,000	1,870
DAE Sukuk (DIFC), Ltd. 3.750%, 2/15/26 144A	1,000,000	1,028
Deutsche Annington Finance BV 5.000%, 10/2/23 144A	300,000	318
Deutsche Bank AG
1.420%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23 b	2,900,000	2,921
1.625%, 1/20/27 EUR §,¥	100,000	122

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,¥	4,300,000	5,218
2.625%, 12/16/24 GBP §,¥	500,000	717
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	1,342
3.729%, (US SOFR plus 2.757%), 1/14/32	1,500,000	1,454
3.961%, (US SOFR plus 2.581%), 11/26/25	1,000,000	1,083
4.250%, 10/14/21 b	2,900,000	2,954
5.625%, (5 Year EUR Annual Swap Rate plus 6.000%), 5/19/31 EUR §,¥	4,500,000	6,146
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	450
The Doctors Co. 6.500%, 10/15/23 144A	300,000	325
EPR Properties 3.750%, 8/15/29	100,000	95
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ¥	500,000	634
2.750%, 3/29/28 EUR §,¥	100,000	127
Fairstone Financial, Inc. 7.875%, 7/15/24 144A	100,000	105
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	209
Freedom Mortgage Corp.
7.625%, 5/1/26 144A	700,000	733
8.125%, 11/15/24 144A	3,690,000	3,824
8.250%, 4/15/25 144A	1,000,000	1,041
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	500,000	572
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ¥	800,000	1,488
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,¥	3,900,000	4,854
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	106
5.750%, 6/1/28	400,000	461
The Goldman Sachs Group, Inc.
0.002%, (Euribor 3 Month ACT/360 plus 0.550%), 4/21/23 EUR §,¥	900,000	1,057
0.085%, (Euribor 3 Month ACT/360 plus 0.620%), 9/26/23 EUR §,¥	300,000	353
2.125%, 9/30/24 EUR §,¥	1,200,000	1,505
3.375%, 3/27/25 EUR §,¥	200,000	264
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	318
5.872%, 5/2/23 §	1,600,000	1,693
HBOS PLC 5.374%, 6/30/21 EUR ¥	600,000	712
Hospitality Properties Trust
4.350%, 10/1/24	200,000	199
4.750%, 10/1/26 b	4,900,000	4,777
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	200
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	203
3.900%, 5/25/26 b	2,600,000	2,867
4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.222%), 3/9/26	200,000	199
4.300%, 3/8/26 b	3,000,000	3,358
6.500%, 5/20/24 GBP §,¥, µ	1,400,000	2,256

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 11/16/68	1,800,000	1,963
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/69 §	900,000	981
6.875%, (5 Year ICE Swap Rate plus 5.124%), 12/29/49 §	200,000	208
International Lease Finance Corp.
5.875%, 8/15/22	400,000	428
8.625%, 1/15/22	400,000	424
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	320
4.000%, 9/23/29 144A	200,000	214
5.017%, 6/26/24 144A	2,700,000	2,949
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,¥, µ	300,000	394
Itau Unibanco Holding SA 2.900%, 1/24/23 144A	200,000	204
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.250%, 6/3/26 144A	1,400,000	1,470
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §	400,000	383
9.750%, 9/28/23 §	600,000	611
10.875%, 7/23/23 §	400,000	416
11.250%, 4/16/25 §	3,500,000	3,432
Kennedy Wilson Europe Real Estate PLC 3.950%, 6/30/22 GBP §,¥	2,700,000	3,779
LeasePlan Corp NV 2.875%, 10/24/24 144A	300,000	315
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,¥	100,000	123
Lincoln Financing SARL 3.625%, 4/1/24 EUR §,¥	4,800,000	5,677
Lloyds Banking Group PLC
1.875%, (1 Year UK Gilts plus 1.300%), 1/15/26 GBP §,¥	500,000	702
2.250%, 10/16/24 GBP §,¥	2,000,000	2,861
3.500%, (1 Year EUR Annual Swap Rate plus 3.750%), 4/1/26 EUR §,¥	200,000	265
4.450%, 5/8/25 b	2,800,000	3,129
Logicor Financing SARL 3.250%, 11/13/28 EUR §,¥	600,000	817
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ¥	100,000	124
Morgan Stanley 4.000%, 7/23/25 b	3,600,000	3,995
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,858
NatWest Group PLC
2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR §,¥	1,600,000	1,912
2.500%, 3/22/23 EUR §,¥	100,000	123
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	216
4.800%, 4/5/26 b	2,800,000	3,175
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 b	3,700,000	4,215

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.625%), 12/29/25	500,000	549
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49 b, µ	2,100,000	2,150
Navient Corp.
6.625%, 7/26/21	1,300,000	1,324
7.250%, 1/25/22	400,000	415
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §, ¥	2,600,000	3,480
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	108
4.950%, 4/1/24	100,000	109
OneMain Finance Corp. 4.000%, 9/15/30	700,000	681
Oxford Finance LLC / Oxford Finance Co- Issuer II, Inc. 6.375%, 12/15/22 144A	200,000	203
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	199
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	4,073
5.250%, 8/15/22 144A	650,000	682
5.500%, 2/15/24 144A	400,000	435
Quicken Loans, Inc. 5.250%, 1/15/28 144A	1,450,000	1,523
Santander UK Group Holdings PLC
0.308%, (Euribor 3 Month ACT/360 plus 0.850%), 3/27/24 EUR §, ¥	1,000,000	1,181
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	4,000,000	4,367
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,¥, µ	1,390,000	2,077
Sberbank of Russia Via SB Capital SA 6.125%, 2/7/22 §	1,700,000	1,767
Springleaf Finance Corp.
6.125%, 3/15/24	500,000	540
6.875%, 3/15/25 b	1,900,000	2,161
7.125%, 3/15/26	1,700,000	1,961
Sunac China Holdings, Ltd.
6.650%, 8/3/24 §	600,000	614
7.250%, 6/14/22 §	2,800,000	2,892
7.350%, 7/19/21 §	200,000	202
8.350%, 4/19/23 §	1,600,000	1,665
Synovus Bank 2.289%, (US SOFR plus 0.945%), 2/10/23	250,000	252
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,¥	95,372	172
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,¥	2,627,848	4,631
TP ICAP PLC 5.250%, 1/26/24 GBP §,¥	3,700,000	5,585
TrustCo Bank Corp. 6.390%, 1/15/50 144A	200,000	220
UBS AG 7.625%, 8/17/22 b	2,400,000	2,616
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	777

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
UniCredit SpA
2.200%, (Euribor 3 Month ACT/360 plus 2.550%), 7/22/27 EUR §,¥	300,000	371
2.569%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 9/22/26 144A	2,900,000	2,912
4.134%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	1,550,000	1,588
6.572%, 1/14/22 144A	700,000	730
7.830%, 12/4/23 144A	5,650,000	6,555
Unipol Gruppo SpA 3.250%, 9/23/30 EUR §,¥	3,900,000	4,837
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	393,893	575
7.395%, 3/28/24 GBP §,¥	400,000	582
Virgin Money UK PLC
3.125%, (6 Month GBP-LIBOR plus 2.292%), 6/22/25 GBP §,¥	100,000	143
3.375%, (1 Year GBP Swap Rate plus 1.868%), 4/24/26 GBP §,¥	100,000	145
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,¥	500,000	749
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,¥	200,000	303
Wells Fargo & Co.
1.338%, (Euribor 3 Month ACT/360 plus 1.670%), 5/4/25 EUR §,¥	1,500,000	1,826
1.654%, (US SOFR plus 1.600%), 6/2/24 b	6,500,000	6,640
Weyerhaeuser Co. 7.375%, 3/15/32	1,500,000	2,107
Yango Justice International, Ltd. 7.500%, 4/15/24 §	4,200,000	4,097

Total		274,433

Industrial (1.6%)
Aeropuerto Internacional de Tocumen SA 6.000%, 11/18/48 144A	297,307	313
Berry Global, Inc. 1.570%, 1/15/26 144A	100,000	98
Bombardier, Inc.
6.000%, 10/15/22 144A	200,000	200
6.125%, 1/15/23 144A	500,000	520
7.500%, 12/1/24 144A	200,000	200
DAE Funding LLC
1.625%, 2/15/24 144A	1,000,000	996
2.625%, 3/20/25 144A	500,000	502
3.375%, 3/20/28 144A	700,000	695
5.000%, 8/1/24 144A	400,000	412
Flex, Ltd.
3.750%, 2/1/26	700,000	751
Fortress Transportation & Infrastructure
6.500%, 10/1/25 144A	1,500,000	1,568
6.750%, 3/15/22 144A	358,000	358
General Electric Co.
0.875%, 5/17/25 EUR ¥	100,000	121
4.125%, 9/19/35 EUR §,¥	500,000	786
5.250%, 12/7/28 GBP ¥	300,000	512
5.550%, 1/5/26	200,000	237
5.625%, 9/16/31 GBP ¥	200,000	350
5.875%, 1/14/38	100,000	129

Multi-Sector Bond Portfolio

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
6.875%, 1/10/39	100,000	141
Greif, Inc. 6.500%, 3/1/27 144A	300,000	316
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	311,844	366
Rolls-Royce PLC
0.875%, 5/9/24 EUR §,¥	5,300,000	5,987
4.625%, 2/16/26 144A EUR ¥	200,000	253
4.625%, 2/16/26 EUR §,¥	200,000	253
5.750%, 10/15/27 144A	300,000	362
SIG Combibloc PurchaseCo SARL 2.125%, 6/18/25 144A EUR ¥	300,000	370
Standard Industries, Inc.
2.250%, 11/21/26 144A EUR ¥	1,300,000	1,546
4.750%, 1/15/28 144A	950,000	985

Total		19,327

Technology (1.2%)
Broadcom, Inc. 2.450%, 2/15/31 144A	700,000	661
Dell International LLC / EMC Corp.
5.300%, 10/1/29 144A	4,300,000	5,030
6.020%, 6/15/26 144A	400,000	473
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,202
8.100%, 7/15/36 144A	300,000	439
Lenovo Group, Ltd. 3.421%, 11/3/30 144A	400,000	402
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,890
5.350%, 3/1/26 144A	1,600,000	1,867
VMware, Inc.
4.500%, 5/15/25	300,000	335
4.650%, 5/15/27	1,400,000	1,587
4.700%, 5/15/30	100,000	115

Total		14,001

Utilities (1.2%)
Adani Electricity Mumbai, Ltd. 3.949%, 2/12/30 144A	300,000	302
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	300
Edison International 5.750%, 6/15/27	100,000	117
Electricite de France SA 4.500%, 9/21/28 144A	900,000	1,025
FirstEnergy Corp. 7.375%, 11/15/31	400,000	535
Nakilat, Inc.
6.067%, 12/31/33 §	1,000,000	1,227
6.267%, 12/31/33 144A	504,210	625
National Fuel Gas Co. 5.200%, 7/15/25	300,000	337
Pacific Gas & Electric Co.
1.367%, 3/10/23	1,600,000	1,600
2.100%, 8/1/27	100,000	98
2.500%, 2/1/31	100,000	94
2.950%, 3/1/26	100,000	103
3.150%, 1/1/26	1,600,000	1,667

Corporate Bonds (54.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
3.250%, 6/15/23	100,000	104
3.300%, 3/15/27	200,000	209
3.300%, 12/1/27	500,000	522
3.300%, 8/1/40	200,000	181
3.450%, 7/1/25	300,000	317
3.500%, 6/15/25	1,500,000	1,590
3.750%, 7/1/28	100,000	106
3.850%, 11/15/23	200,000	212
4.200%, 6/1/41	100,000	100
4.250%, 8/1/23	200,000	213
4.250%, 3/15/46	100,000	96
4.450%, 4/15/42	100,000	99
4.550%, 7/1/30	500,000	542
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,474
Puget Energy, Inc. 5.625%, 7/15/22	200,000	210

Total		14,005

Total Corporate Bonds (Cost: $620,495)		650,337

Convertible Corporate Bonds (0.5%)
Financial (0.5%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR §,¥	5,700,000	5,615

Total		5,615

Total Convertible Corporate Bonds (Cost: $5,712)		5,615

Governments (18.3%)
Governments (18.3%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	3,127
3.875%, 4/16/50 144A	1,500,000	1,628
Albania Government International Bond 3.500%, 6/16/27 144A EUR ¥	1,400,000	1,747
Arab Republic of Egypt
5.625%, 4/16/30 144A EUR ¥	1,550,000	1,806
7.500%, 2/16/61 144A	1,900,000	1,717
Argentine Republic Government International Bond
0.125%, 7/9/35 S	5,922,164	1,747
0.125%, 7/9/41 S,b	13,194,615	4,528
1.000%, 7/9/29	405,455	145
1.750%, 7/9/30	1,092,438	363
Australian Government 4.250%, 4/21/26 AUD §,¥	2,400,000	2,139
Autonomous Community of Catalonia 4.900%, 9/15/21 EUR ¥	800,000	959
Banque Centrale de Tunisie International Bond 5.625%, 2/17/24 EUR §,¥	300,000	310
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ¥	500,000	603
Colombia Government International Bond 5.000%, 6/15/45 b	6,000,000	6,392
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	561
6.500%, 2/15/48 144A	2,800,000	2,958

Multi-Sector Bond Portfolio

Governments (18.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
6.500%, 2/15/48 §	900,000	951
6.875%, 1/29/26 §	500,000	580
Ecuador Government International Bond
0.010%, 7/31/30 144A	323,958	130
0.500%, 7/31/30 144A	1,020,600	594
0.500%, 7/31/35 144A	2,674,620	1,217
0.500%, 7/31/40 144A	1,225,800	530
Egypt Government International Bond
4.750%, 4/11/25 144A EUR ¥	800,000	972
6.375%, 4/11/31 144A EUR ¥	400,000	480
6.375%, 4/11/31 EUR §,¥	2,000,000	2,402
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	635
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	678
7.875%, 2/16/32 §	2,800,000	2,880
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	610
8.125%, 3/26/32 144A	400,000	386
8.950%, 3/26/51 144A	600,000	568
8.950%, 3/26/51 §	200,000	189
Indonesia Government International Bond
1.400%, 10/30/31 EUR ¥	200,000	235
1.450%, 9/18/26 EUR ¥	700,000	846
Ivory Coast Government International Bond
5.875%, 10/17/31 144A EUR ¥	300,000	371
6.625%, 3/22/48 144A EUR ¥	900,000	1,064
6.625%, 3/22/48 EUR §,¥	500,000	591
6.875%, 10/17/40 144A EUR ¥	400,000	492
Japan Government Thirty Year Bond 0.400%, 3/20/50 JPY ¥	40,000,000	337
Kenya Government International Bond 8.000%, 5/22/32 144A	700,000	743
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	308
5.850%, 7/7/30 144A	400,000	407
Morocco Government International Bond 4.000%, 12/15/50 144A	500,000	443
North Macedonia 3.675%, 6/3/26 144A EUR ¥	500,000	642
Oman Government International Bond
6.250%, 1/25/31 144A	3,200,000	3,344
6.500%, 3/8/47 §	500,000	470
6.750%, 1/17/48 §	4,100,000	3,905
Panama Government International Bond
6.700%, 1/26/36 b	1,900,000	2,556
8.125%, 4/28/34	100,000	141
Perusahaan Penerbit SBSN Indonesia III 3.400%, 3/29/22 144A	600,000	615
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,¥,j	740,000	5
Republic of Belarus Ministry of Finance
5.875%, 2/24/26 144A	600,000	574
6.378%, 2/24/31 144A	400,000	370
Republic of Indonesia
0.900%, 2/14/27 EUR ¥	1,700,000	2,002
3.375%, 7/30/25 144A EUR ¥	800,000	1,043
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,644

Governments (18.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.750%, 6/14/28 EUR §,¥	2,200,000	3,062
4.125%, 1/15/25 §	1,900,000	2,081
4.625%, 4/15/43 §	2,700,000	2,991
5.125%, 1/15/45 §	1,800,000	2,130
Republic of Paraguay
5.600%, 3/13/48 §	600,000	682
6.100%, 8/11/44 §	300,000	360
Republic of Peru 3.300%, 3/11/41 b	5,000,000	4,866
Republic of Serbia 1.650%, 3/3/33 144A EUR ¥	700,000	796
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,207
4.875%, 4/14/26	600,000	630
5.000%, 10/12/46	500,000	430
5.750%, 9/30/49	1,500,000	1,380
5.875%, 9/16/25 b	5,900,000	6,506
The Republic of Trinidad & Tobago 4.500%, 8/4/26 §	400,000	421
Romanian Government International Bond 4.125%, 3/11/39 EUR §,¥	1,500,000	2,050
Russian Federation 5.625%, 4/4/42 §	2,000,000	2,449
Saudi International Bond
2.900%, 10/22/25 §	300,000	318
4.000%, 4/17/25 §	3,900,000	4,290
4.500%, 10/26/46 §	9,300,000	10,219
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	119
4.750%, 3/13/28 EUR §,¥	400,000	476
6.250%, 5/23/33 144A	400,000	399
Sri Lanka Government International Bond
7.550%, 3/28/30 §	1,600,000	973
7.850%, 3/14/29 §	500,000	304
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,392
4.400%, 4/16/50 §	2,400,000	2,784
4.500%, 4/23/28 §	1,100,000	1,282
4.817%, 3/14/49 §	800,000	979
5.103%, 4/23/48 §	1,200,000	1,516
Turkey Government International Bond
4.250%, 3/13/25	1,200,000	1,114
4.625%, 3/31/25 EUR ¥	600,000	704
4.750%, 1/26/26	2,200,000	2,046
4.875%, 4/16/43	1,500,000	1,145
4.875%, 10/9/26 b	4,000,000	3,683
5.125%, 2/17/28 b	4,300,000	3,880
5.600%, 11/14/24	400,000	391
5.750%, 5/11/47	2,300,000	1,863
6.125%, 10/24/28	400,000	378
Ukraine Government International Bond
4.375%, 1/27/30 144A EUR ¥	1,600,000	1,718
4.375%, 1/27/30 EUR §,¥	1,700,000	1,825
6.750%, 6/20/26 144A EUR ¥	600,000	755
7.375%, 9/25/32 §	300,000	302
7.750%, 9/1/21 §	4,600,000	4,681
8.994%, 2/1/24 144A	1,000,000	1,109
United Mexican States 2.125%, 10/25/51 EUR ¥	1,000,000	978

Multi-Sector Bond Portfolio

Governments (18.3%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.771%, 5/24/61 b	5,400,000	4,775
US Treasury
1.875%, 8/31/24 b	7,310,000	7,657
2.125%, 3/31/24 b	3,970,000	4,179
2.125%, 11/30/24 b	3,400,000	3,594
2.250%, 11/15/24 b	15,910,000	16,884
2.250%, 2/15/27	150,000	159
2.375%, 8/15/24 b	3,700,000	3,938
2.500%, 1/31/24 b	10,590,000	11,241
2.750%, 2/15/24 b	8,700,000	9,304
2.875%, 11/30/23 b	4,230,000	4,521
Venezuela Government International Bond
6.000%, 12/9/20 §,j	32,000	3
7.000%, 3/31/38 §,j	204,000	21
7.650%, 4/21/25 §,j	1,955,000	197
8.250%, 10/13/24 §,j	356,000	36
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	127
9.375%, 1/13/34 j	1,400,000	144

Total		219,127

Total Governments (Cost: $222,400)		219,127

Municipal Bonds (0.7%)
Municipal Bonds (0.7%)
American Municipal Power, Inc., Series 2010-B 7.834%, 2/15/41 RB	100,000	155
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	288
City of Riverside CA Electric Revenue 7.605%, 10/1/40 RB	200,000	308
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	144
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	316
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	145
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	98,000	141
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	392
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	122
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,482
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	261
State of Illinois
6.630%, 2/1/35 GO	245,000	293
6.725%, 4/1/35 GO	95,000	115
7.350%, 7/1/35 GO	200,000	248
Texas Public Finance Authority 8.250%, 7/1/24 RB	125,000	126

Municipal Bonds (0.7%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A 6.706%, 6/1/46 RB b	3,205,000	3,364
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	1,016

Total Municipal Bonds (Cost: $6,509)		8,916

Structured Products (8.8%)
Asset Backed Securities (7.6%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
0.589%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	250,000	248
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
1.009%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	65,443	64
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
0.904%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	41,802	41
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
1.084%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	67,115	67
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
0.259%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36 b	7,557,849	2,890
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
1.109%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	113,579	112
AlbaCore EURO CLO I DAC, Series 1A, Class A
1.530%, (Euribor 3 Month ACT/360 plus 1.530%), 7/18/31 144A EUR ¥	250,000	294
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
0.979%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	21,164	21
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
1.351%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	25,271	26
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
1.009%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	184,016	185
Bain Capital Euro CLO, Series 2018-2A, Class AR
1.000%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ¥,Æ	300,000	352
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
0.309%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	18,730	19

Multi-Sector Bond Portfolio

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
0.219%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	1,527	5
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
1.359%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	122,057	123
Cairn CLO BV, Series 2014-A4, Class ARRR
0.600%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ¥	300,000	352
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
0.319%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	96
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
0.634%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,455
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
1.684%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	99
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6 4.740%, (AFC), 10/25/35	792	1
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
0.809%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	82,649	78
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5 4.551%, (AFC), 7/25/36 S	100,000	99
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
0.249%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	488,587	460
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
0.689%, (ICE LIBOR USD 1 Month plus 0.580%), 7/25/36	20,875	21
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
0.689%, (ICE LIBOR USD 1 Month plus 0.580%), 8/25/36	48,883	49
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
0.589%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	808
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
0.249%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	25,179	25
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
0.949%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,808,984	1,788
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
0.309%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	925,049	860

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
0.659%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,407,969	1,240
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
0.729%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	3,895	4
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
0.650%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ¥	800,000	947
Ellington Loan Acquisition Trust, Series 2007- 2, Class A1
1.159%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	277,631	279
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
0.620%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ¥	300,000	352
Fair Oaks Loan Funding II, Series 2A, Class A
1.900%, (Euribor 3 Month ACT/360 plus 1.900%), 7/15/31 144A EUR ¥	750,000	883
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
0.249%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	23,070	23
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36	181,230	179
Fremont Home Loan Trust, Series 2005-2, Class M4
1.039%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	286
GSAA Home Equity Trust, Series 2006-17, Class A1
0.229%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	53,489	19
GSAMP Trust, Series 2004-WF, Class M2
1.759%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	16,050	16
GSAMP Trust, Series 2007-FM2, Class A2B
0.199%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	184,330	134
GSAMP Trust, Series 2007-NC1, Class A2A
0.159%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	14,640	9
Gulf Stream Meridian 2, Ltd., Series 2020-IIA, Class A1A
2.441%, (ICE LIBOR USD 3 Month plus 2.200%), 10/15/29 144A	4,700,000	4,716
Harvest CLO XX DAC, Series 2020-A, Class AR
0.680%, (Euribor 3 Month ACT/360 plus 0.960%), 10/20/31 144A EUR ¥	600,000	703
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
0.449%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	418

Multi-Sector Bond Portfolio

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
0.889%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	216,817	215
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
0.269%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	363,252	247
JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV1
0.249%, (ICE LIBOR USD 1 Month plus 0.140%), 8/25/36	106,504	106
KKR Financial CLO, Ltd., Series 9, Class AR2
1.145%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	2,200,000	2,200
Laurelin 2016-1 DAC, Series 2016-1A, Class ARR
0.720%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ¥	400,000	469
LCM XV LP, Series 2015-A, Class AR2
1.197%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,800,000	1,800
Lehman XS Trust, Series 2005-4, Class 1A3
0.909%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	5,851	6
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
0.709%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	61,883	56
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
0.649%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	305,028	139
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
0.409%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,238,701	844
Man GLG EURO CLO III DAC, Series 3A, Class AR
0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ¥	400,000	468
Marathon CLO, Ltd., Series 2017-9A, Class A1AR
1.342%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	2,200,000	2,201
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
1.222%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	5,200,000	5,199
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
1.009%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	108,606	107
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
0.409%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36 b	11,641,116	10,798
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
0.309%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	2,157,509	874

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
0.259%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	939,507	415
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
0.559%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	874,713	627
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
0.689%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	773
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
0.814%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	156
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
1.099%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	228,880	230
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
0.269%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	67,955	39
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
0.249%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	63,568	37
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
0.359%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	63,946	35
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
1.684%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	42,697	43
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
1.459%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	23,871	24
Mountain View CLO, Ltd., Series 2019-1A, Class A1
1.731%, (ICE LIBOR USD 3 Month plus 1.120%), 4/15/29 144A	1,500,000	1,500
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
0.269%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	397,926	393
OZLM Funding, Ltd., Series 2021-1A, Class A1R3
1.088%, (ICE LIBOR USD 3 Month plus 0.970%), 7/22/29 144A	1,600,000	1,600
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
0.904%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	18,333	18
Popular Mortgage Pass Through Trust, Series 2006-A, Class M1
0.499%, (ICE LIBOR USD 1 Month plus 0.390%), (AFC), 2/25/36	115,916	115

Multi-Sector Bond Portfolio

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
RAAC Series, Series 2007-RP4, Class A
0.459%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	230,782	222
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
0.829%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	87,041	87
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
0.724%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	30,018	30
Residential Asset Securities Corp., Series 2007-KS1, Class A3
0.259%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	72,758	72
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
0.449%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,536
RR, Ltd., Series 2020-10A, Class A1FL
2.041%, (ICE LIBOR USD 3 Month plus 1.800%), 7/15/33 144A	1,100,000	1,101
Saxon Asset Securities Trust, Series 2006-1, Class M1
0.574%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	304,138	302
Sculptor CLO XXV, Ltd., Series 25A, Class A1
1.270%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,097
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
1.069%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	56,325	50
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2
1.161%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	700,000	699
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
1.170%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	5,200,000	5,199
Soundview Home Loan Trust, Series 2005-3, Class M3
0.934%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	41,043	42
Soundview Home Loan Trust, Series 2006-2, Class M2
0.634%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	387,180	386
Soundview Home Loan Trust, Series 2006-3, Class A3
0.429%, (ICE LIBOR USD 1 Month plus 0.320%), 11/25/36	64,873	65
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
0.389%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	191,472	190
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
0.419%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,627,462	6,235

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
1.084%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	190,116	190
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
1.084%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	91,206	91
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
0.874%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	460,283	455
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
0.259%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	15,244	15
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
0.279%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36	262,532	258
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
0.319%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	84,739	81
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
0.369%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	899,875	893
Vendome Funding DAC, Series 2020-1A, Class A
1.860%, (Euribor 3 Month ACT/360 plus 1.860%), 7/20/31 144A EUR ¥	500,000	588
Venture CDO, Ltd., Series 2018-33A, Class A1LR
1.399%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	999
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
1.221%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,500,000	5,499
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
1.244%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	5,000,000	4,996
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
1.000%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	300,000	300
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
0.259%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	145,803	134
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
1.074%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	5,700,000	5,696

Total		91,088

Multi-Sector Bond Portfolio

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (1.2%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
1.701%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	702	1
Banc of America Funding Trust, Series 2005- H, Class 5A1 2.529%, (CSTR), 11/20/35	123,929	121
Banc of America Funding Trust, Series 2006- J, Class 4A1 3.376%, (CSTR), 1/20/47	45,748	44
Banc of America Funding Trust, Series 2007-6, Class A1
0.399%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	58,178	56
Barclays Capital LLC, Series 2009-RR14, Class 2A2 3.534%, (CSTR), 7/26/36 144A	21,490	20
Barclays Capital LLC, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,352,550	1,323
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 3.268%, (CSTR), 7/25/34	2,042	2
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 3.393%, (CSTR), 11/25/36	147,756	101
Bear Stearns ARM Trust, Series 2007-4, Class 22A1 3.615%, (CSTR), 6/25/47	86,281	86
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	2,512	3
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA 3.313%, (CSTR), 9/25/37	9,996	10
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A 4.002%, (CSTR), 9/25/37	35,438	37
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 3.227%, (CSTR), 3/25/37	401,556	381
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	13,832	14
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	301,124	206
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.771%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	5,609	5
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
1.739%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	15,827	16
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	146,948	120

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	140,867	143
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	3,870	4
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	189,845	150
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	123,973	73
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
0.609%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	404,051	142
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 3.310%, (CSTR), 5/25/36	10,392	10
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
0.301%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	13,466	12
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
0.306%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	29,624	26
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
0.531%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	375,027	319
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.321%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	9,606	8
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	235,040	144
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
0.249%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	35,929	32
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1 2.454%, (CSTR), 10/25/35	11,151	10
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1 2.777%, (CSTR), 12/20/35	4,130	4
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	18,145	11
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	119,951	87
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
1.219%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	37,711	16

Multi-Sector Bond Portfolio

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
0.649%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	999,353	376
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1 3.044%, (CSTR), 3/25/37	9,763	9
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	852	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	408,802	396
EMF-NL BV, Series 2008-APRX, Class A2
0.248%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,¥	131,061	147
Eurosail-NL BV, Series 2007-NL2X, Class A
0.948%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,¥	68,510	80
Federal National Mortgage Association, Series 2003-W6, Class F
0.468%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	19,593	20
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	209,350	133
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.841%, (CSTR), 9/25/35	2,239	2
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	94,803	66
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 3.018%, (CSTR), 1/25/36	1,500	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 2.908%, (CSTR), 3/25/47	8,635	7
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
0.731%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	10,002	9
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
0.590%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	16,668	17
HomeBanc Mortgage Trust, Series 2005-1, Class A1
0.609%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	5,059	5
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
0.549%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	1,046,001	982
Impac Secured Assets Trust, Series 2007-1, Class A2
0.269%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	43,096	42

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 2.911%, (CSTR), 10/25/34	18,880	19
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
0.589%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,628	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
0.709%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	11,269	11
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1 2.818%, (CSTR), 10/25/35	8,902	8
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 3.155%, (CSTR), 7/25/35	6,320	6
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 3.289%, (CSTR), 6/25/37	48,662	40
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
0.869%, (ICE LIBOR USD 1 Month plus 0.760%), 8/25/35	4,164	4
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1 2.846%, (CSTR), 12/25/35	88,856	76
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A 2.135%, (CSTR), 2/25/36	2,213	2
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 3.035%, (CSTR), 5/25/36	11,027	10
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A 2.388%, (CSTR), 7/25/35	14,292	14
New Residential Mortgage Loan Trust , Series 2021-NQM1R, Class A3 1.198%, (AFC), 7/25/55 144A	2,506,428	2,501
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1 3.295%, (CSTR), 8/25/35	4,328	4
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
0.489%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	7,341	7
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
0.489%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	19,217	18
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
0.249%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	13,658	13
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,297,357	1,414
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
0.429%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	49,220	49

Multi-Sector Bond Portfolio

Structured Products (8.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
1.979%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	461,482	456
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
0.469%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	212,732	188
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
0.759%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	14,141	12
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
1.058%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP ¥	2,057,487	2,852
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 2.564%, (CSTR, AFC), 2/25/33	911	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.243%, (CSTR), 10/25/36	20,637	20
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 2.903%, (CSTR), 3/25/36	163,188	164
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 3.181%, (CSTR), 8/25/36	9,505	9
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 3.180%, (CSTR), 2/25/37	3,587	3
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
0.959%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	314,531	276
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 3.080%, (CSTR), 7/25/37	43,653	41
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 2.803%, (CSTR), 4/25/36	44,279	44
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 2.772%, (CSTR), 11/25/37	35,317	35
Total		14,329

Total Structured Products (Cost: $101,470)		105,417

Bank Loan Obligations (2.5%)
Bank Loan Obligations (2.5%)
Altice Financing SA, 2.800%, 01/31/26	1,181,679	1,156
Altice France SA, 2.800%, (US LIBOR plus 2.750%), 7/31/25	195,929	192
Avolon TLB Borrower 1 LLC, 2.550%, (ICE LIBOR USD 1 Month plus 2.500%), 12/31/27	1,197,000	1,196

Bank Loan Obligations (2.5%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Casino Guichard Perrachon SA 5.460%, (Euribor 3 Month ACT/360 plus 5.500%), 8/31/25 EUR¥	1,300,000	1,525
3.960%, (Euribor 3 Month ACT/360 plus 4.000%), 1/31/24 EUR¥	1,300,000	1,535
CenturyLink, Inc., 2.300%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27b	5,325,808	5,262
Charter Communications Operating LLC, 1.800%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27b	3,407,114	3,387
CommScope, Inc., 3.300%, (US LIBOR plus 3.250%), 4/6/26	492,500	489
Connect Finco SARL, 3.550%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,188,000	1,182
Coty, Inc., 1.460%, (Euribor 3 Month ACT/360 plus 1.500%), 4/5/23 EUR¥	1,000,000	1,136
Dell International LLC, 1.800%, (ICE LIBOR USD 1 Month plus 1.750%), 9/19/25	977,319	976
Enterprise Merger Sub, Inc., 3.800%, (US LIBOR plus 3.750%), 10/10/25	488,750	420
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR¥	1,975,000	2,308
Hilton Worldwide Finance LLC, 1.800%, (US LIBOR plus 1.750%), 6/22/26	1,120,295	1,109
INEOS Quattro Finance 2 PLC, 2.800%, (ICE LIBOR USD 1 Month plus 2.750%), 1/29/26b	3,400,000	3,385
Jefferies Finance LLC, 3.050%, (ICE LIBOR USD 3 Month plus 3.000%), 6/3/26	98,250	97
MPH Acquisition Holdings LLC, 2.800%, (ICE LIBOR USD 3 Month plus 2.750%), 6/7/23	863,838	859
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,838
Valaris PLC, 7.050%, 08/17/21	30,559	30
Valeant Pharmaceuticals International, Inc., 3.050%, (US LIBOR plus 3.000%), 6/2/25	293,043	292
Ziggo Finance Partnership BV, 2.550%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,538

Total Bank Loan Obligations (Cost: $30,072)		29,911

Short-Term Investments (13.2%)
Basic Materials (0.1%)
K+S AG 4.125%, 12/6/21 EUR§,¥	500,000	595
Total		595

Consumer, Non-cyclical (0.0%)
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 7/21/21	400,000	400
Total		400

Energy (0.0%)
Sinopec Group Overseas Development (2016), Ltd. 2.750%, 5/3/21§	200,000	200
Total		200

Multi-Sector Bond Portfolio

Short-Term Investments (13.2%)	Shares/ Par +	Value $ (000’s)
Financial (0.1%)
Huarong Finance II Co., Ltd. 3.250%, 6/3/21§	200,000	200
New Metro Global, Ltd. 6.500%, 4/23/21§	300,000	301
Total		501

Governments (12.7%)
Federal Home Loan Bank
0.020%, 6/16/21b	11,500,000	11,500
0.020%, 6/25/21b	11,700,000	11,699
Republic of Argentina
0.000%, 9/13/21 ARS¥	7,778,000	63
0.010%, 6/30/21 ARS¥	77,000	–p
US Treasury
0.000%, 4/1/21b	2,900,000	2,900
0.010%, 5/27/21b	13,400,000	13,400
0.010%, 7/6/21b	7,400,000	7,400

Short-Term Investments (13.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.010%, 7/13/21b	37,300,000	37,298
0.010%, 8/26/21b	27,000,000	26,997
0.010%, 9/9/21b	30,800,000	30,797
0.010%, 9/23/21b	3,900,000	3,899
1.125%, 8/31/21b	6,300,000	6,329
Total		152,282

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040%#	3,696,588	3,697
Total		3,697

Total Short-Term Investments (Cost: $157,666)		157,675

Total Investments (98.4%) (Cost: $1,144,559)@		1,177,402

Other Assets, Less Liabilities (1.6%)		18,426

Net Assets (100.0%)		1,195,828

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Variation Margin (000’s)
Euro-Bobl Future	Short	EUR	300	3	6/21	$475	$	–p	$	–p
Euro-Bund Future	Long	EUR	20,200	202	6/21	40,574		244		67
Five-Year US Treasury Note Future	Long	USD	15,800	158	6/21	19,497		(61)		(26)
Ten-Year US Treasury Note Future	Long	USD	126,700	1,267	6/21	165,898		(4,206)		(317)
Two-Year US Treasury Note Future	Long	USD	50,000	250	6/21	55,182		(34)		(12)
Ultra Long Term US Treasury Bond Future	Long	USD	32,600	326	6/21	59,077		(2,828)		(390)
Ultra Ten-Year US Treasury Note Future	Long	USD	17,300	173	6/21	24,858		(452)		(64)

								$(7,337)		$(742)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP - SONIO Compounded-OIS	–%	6/26	6,400	GBP	$(1)	$219	$218	$10
1-Day GBP - SONIO Compounded-OIS	0.750%	9/31	2,400	GBP	(2)	39	37	9
3-Month USD-LIBOR	2.500%	12/24	7,000	USD	(247)	(218)	(465)	6
3-Month USD-LIBOR	1.250%	6/25	1,400	USD	(52)	28	(24)	1
3-Month USD-LIBOR	1.000%	12/25	65,130	USD	(1,664)	1,563	(101)	75
6-Month EUR-EURIBOR	–%	6/51	6,500	EUR	112	967	1,079	(5)
					$(1,854)	$2,598	$744	$96

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	$1	$(6)	$(5)	$(3)
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	147	150	297	(16)
3-Month USD-LIBOR	2.995%	5/28	300	USD	–	32	32	–p
3-Month USD-LIBOR	1.365%	3/31	6,200	USD	–	(246)	(246)	(12)
3-Month USD-LIBOR	1.663%	3/51	300	USD	–	(36)	(36)	(2)
3-Month USD-LIBOR	1.817%	3/51	2,500	USD	–	(213)	(213)	(16)
6-Month EUR-EURIBOR	(0.050)%	6/26	5,600	EUR	(14)	(56)	(70)	(55)
					$134	$(375)	$(241)	$(104)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.539%	6,900	USD	$152	$10	$162	$9
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	2.101%	47,000	USD	(1,509)	(779)	(2,288)	140
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	1.855%	34,500	USD	(1,241)	(198)	(1,439)	90
Markit CDX North America Investment Grade Index, Series 35	1.000%	12/25	0.484%	9,200	USD	196	24	220	5
Markit iTraxx Europe Crossover Index, Series 33	5.000%	12/25	2.241%	25,752	EUR	2,820	873	3,693	(263)
Markit iTraxx Europe Crossover Index, Series 34	1.000%	12/25	0.443%	53,000	EUR	1,186	460	1,646	42
Markit iTraxx Europe Crossover Index, Series 34	5.000%	6/26	2.528%	44,200	EUR	5,726	424	6,150	260
						$7,330	$814	$8,144	$283

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection

Reference Entity	Pay Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North American High Yield, Series 35	5.000%	12/25	2.883%	9,900	USD	(538)	(363)	(901)	(37)
						$(538)	$(363)	$(901)	$(37)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.452%	300	USD	$(1)	$6	$5	$–	p
AT&T, Inc.	1.000%	6/25	0.536%	100	USD	(3)	5	2	–	p

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Atlantia SpA	1.000%	12/25	1.650%	1,400	EUR	$(65)	$16	$(49)	$1
Auchan Holding SA	1.000%	12/27	1.182%	100	EUR	(2)	–	(2)	–p
Casino Guichard Perrachon SA	5.000%	6/23	3.544%	600	EUR	26	(8)	18	(8)
Casino Guichard Perrachon SA	5.000%	12/22	3.183%	100	EUR	4	(1)	3	–p
Casino Guichard Perrachon SA	1.000%	12/21	1.523%	1,000	EUR	(17)	11	(6)	–p
Casino Guichard Perrachon SA	5.000%	6/22	2.515%	1,500	EUR	(95)	148	53	–p
Casino Guichard Perrachon SA	5.000%	12/22	3.183%	1,700	EUR	(62)	120	58	2
Ford Motor Co.	5.000%	12/23	1.945%	200	USD	20	(4)	16	–p
Ford Motor Co.	5.000%	12/23	1.945%	700	USD	56	1	57	–p
General Electric Co.	1.000%	12/23	0.463%	2,000	USD	(62)	91	29	1
General Electric Co.	1.000%	6/24	0.511%	900	USD	(6)	20	14	–p
General Electric Co.	1.000%	12/24	0.611%	500	USD	(6)	13	7	–p
Glencore Finance Europe, Ltd.	5.000%	12/25	1.147%	2,700	EUR	592	(20)	572	1
Glencore Finance Europe, Ltd.	5.000%	12/27	1.625%	1,600	EUR	446	(34)	412	1
Marks & Spencer PLC	1.000%	12/25	1.962%	500	EUR	(36)	11	(25)	1
Marks & Spencer PLC	1.000%	12/23	1.385%	200	EUR	(3)	1	(2)	–p
Marks & Spencer PLC	1.000%	12/24	1.677%	2,900	EUR	(104)	22	(82)	4
Telefonica Emisiones SAU	1.000%	6/26	0.732%	3,200	EUR	57	(3)	54	3
						$739	$395	$1,134	$6

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 661	$ 67	$ 728	$ (417)	$ (809)	$ (1,226)	$ –

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	AUD	4,436	3,369	4/7/21	$—	$(68)	$(68)
Buy	Bank of America NA	BRL	31,524	5,601	4/5/21	—	(145)	(145)
Buy	Goldman Sachs International	BRL	33,741	5,994	4/5/21	75	—	75
Sell	Bank of America NA	BRL	31,524	5,601	4/5/21	—	(68)	(68)
Sell	Goldman Sachs International	BRL	33,741	5,994	4/5/21	113	—	113
Sell	BNP Paribas	CAD	334	266	4/7/21	—	(3)	(3)
Sell	HSBC Bank USA NA	CAD	208	166	4/7/21	—	(1)	(1)
Buy	Barclays Bank PLC	CNH	42,440	6,431	6/16/21	—	(36)	(36)
Buy	Goldman Sachs International	CNH	32,841	4,976	6/16/21	—	(8)	(8)
Buy	HSBC Bank USA NA	CNH	3,119	473	6/16/21	—p	—	—p
Buy	Barclays Bank PLC	EUR	614	720	4/7/21	—	(21)	(21)
Buy	HSBC Bank USA NA	EUR	653	766	4/7/21	—	(20)	(20)
Buy	JP Morgan Chase Bank NA	EUR	11,436	13,411	4/7/21	—	(98)	(98)
Buy	UBS AG	EUR	577	677	4/7/21	—	(12)	(12)
Buy	Bank of America NA	EUR	8,145	9,557	5/4/21	—	(15)	(15)

Multi-Sector Bond Portfolio

Forward Contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	BNP Paribas	EUR	188,111	220,598	4/6/21 $	7,918	$—	$7,918
Sell	Bank of America NA	EUR	8,145	9,552	4/7/21	15	—	15
Sell	Barclays Bank PLC	EUR	5,135	6,022	4/7/21	109	—	109
Sell	BNP Paribas	EUR	188,111	220,726	5/4/21	488	—	488
Buy	Bank of America NA	GBP	47,471	65,444	4/7/21	251	—	251
Sell	Bank of America NA	GBP	47,348	65,274	4/7/21	1,753	—	1,753
Sell	JP Morgan Chase Bank NA	GBP	123	170	4/7/21	2	—	2
Sell	Bank of America NA	GBP	47,471	65,450	5/5/21	—	(250)	(250)
Sell	HSBC Bank USA NA	GBP	201	277	5/5/21	—p	—	—p
Buy	HSBC Bank USA NA	IDR	82,994,601	5,683	6/16/21	—	(22)	(22)
Sell	Barclays Bank PLC	IDR	43,607,865	2,986	6/16/21	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	IDR	38,752,371	2,654	6/16/21	—	(1)	(1)
Buy	Bank of America NA	JPY	531,700	4,802	4/7/21	—	(213)	(213)
Buy	HSBC Bank USA NA	JPY	35,600	322	4/7/21	—	(1)	(1)
Sell	Goldman Sachs International	JPY	567,300	5,124	4/7/21	93	—	93
Sell	HSBC Bank USA NA	JPY	35,600	322	5/7/21	1	—	1
Buy	BNP Paribas	MXN	108,973	5,298	6/2/21	—	(70)	(70)
Buy	HSBC Bank USA NA	MXN	9,380	451	9/3/21	5	—	5
Sell	BNP Paribas	MXN	117,249	5,731	4/14/21	—	(115)	(115)
Buy	Goldman Sachs International	NOK	47,760	5,584	4/7/21	—	(127)	(127)
Buy	Bank of America NA	NOK	47,760	5,584	5/4/21	—	(6)	(6)
Buy	Bank of America NA	RUB	26,525	350	4/22/21	3	—	3
Buy	Goldman Sachs International	RUB	81,914	1,080	4/22/21	1	(6)	(5)
Buy	UBS AG	RUB	64,141	847	4/22/21	5	—	5
Buy	Barclays Bank PLC	RUB	67,996	894	5/21/21	—	(17)	(17)
Buy	HSBC Bank USA NA	RUB	68,906	906	5/21/21	—	(14)	(14)
Buy	Bank of America NA	RUB	15,194	199	6/22/21	—	(2)	(2)
Buy	HSBC Bank USA NA	RUB	20,814	272	6/22/21	—	(7)	(7)
Buy	JP Morgan Chase Bank NA	RUB	66,237	867	6/22/21	—	(26)	(26)
Buy	UBS AG	RUB	34,656	454	6/22/21	—	(10)	(10)
Sell	Goldman Sachs International	RUB	236,819	3,124	4/22/21	—	(33)	(33)
Sell	UBS AG	RUB	203,873	2,690	4/22/21	—	(25)	(25)
Buy	JP Morgan Chase Bank NA	SEK	45,925	5,259	4/7/21	—	(258)	(258)
Buy	Barclays Bank PLC	SEK	45,925	5,260	5/4/21	—	(10)	(10)
Buy	Bank of America NA	ZAR	6,256	420	6/15/21	9	—	9
Buy	HSBC Bank USA NA	ZAR	49,010	3,290	6/15/21	114	—	114
Buy	JP Morgan Chase Bank NA	ZAR	33,226	2,230	6/15/21	49	—	49
Sell	UBS AG	ZAR	87,189	5,853	6/15/21	—	(49)	(49)
						$11,004	$(1,758)	$9,246

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Atlantia SpA	JP Morgan Chase Bank NA	1.000%	6/26	1.687%	EUR	200	$(8)	$–	$(8)
Faurecia SE	JP Morgan Chase Bank NA	5.000%	12/25	1.812%	EUR	400	57	13	70
Hochtief AG	Barclays Bank PLC	5.000%	12/25	1.011%	EUR	300	68	(2)	66
Hochtief AG	Barclays Bank PLC	5.000%	12/25	1.011%	EUR	400	92	(4)	88
Hochtief AG	BNP Paribas	5.000%	12/25	1.011%	EUR	300	69	(3)	66
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/25	1.011%	EUR	100	23	(1)	22
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/25	1.011%	EUR	600	138	(6)	132

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/25	1.011%	EUR	1,100	$247	$(4)	$243
Intrum AB	Barclays Bank PLC	5.000%	12/24	2.737%	EUR	100	7	2	9
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	200	15	4	19
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	200	12	7	19
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	200	14	5	19
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	300	24	4	28
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	300	25	3	28
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	400	33	4	37
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	400	34	3	37
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	500	32	15	47
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	600	50	6	56
Intrum AB	Goldman Sachs International	5.000%	12/24	2.737%	EUR	600	43	13	56
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	2.737%	EUR	800	51	24	75
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.737%	EUR	100	7	2	9
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.737%	EUR	100	7	2	9
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.737%	EUR	200	16	3	19
United Mexican States	Goldman Sachs International	1.000%	12/24	0.800%	USD	200	(1)	2	1
United Mexican States	JP Morgan Chase Bank NA	1.000%	6/26	1.139%	USD	100	(1)	–	(1)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/24	0.800%	USD	100	(1)	2	1
United Mexican States	Morgan Stanley Capital Services	1.000%	12/25	1.033%	USD	300	(4)	4	–p
United Mexican States	Morgan Stanley Capital Services	1.000%	6/26	1.139%	USD	500	(3)	(1)	(4)
							$1,046	$97	$1,143

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward			Forward
	Contracts	Swaps	Total	Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$11,004	$$1,156	$12,160	$ (1,758)	—	$ (13)	$ (1,771)

Multi-Sector Bond Portfolio

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Noble Finance Co.	2/5/21	$237	$360	0.03%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $315,967 representing 26.4% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2021, the aggregate value of these securities was $267,597 (in thousands), representing 22.4% of net assets.

b

Cash or securities with an aggregate value of $402,454 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

f	Defaulted Security
Þ	PIK - Payment In Kind. PIK rate of Constellation Oil Services Holding SA 10.000%. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
µ	Perpetual maturity; date shown, if applicable, represents next contractual call date.
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
p	Amount is less than one thousand.
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,151,413 and the net unrealized appreciation of investments based on that cost was $37,920 which is comprised of $74,648 aggregate gross unrealized appreciation and $36,728 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$29,911	$—
Common Stocks	—	—	404
Convertible Corporate Bonds	—	5,615	—
Municipal Bonds	—	8,916	—
Corporate Bonds	—	650,337	—
Governments	—	219,127	—
Structured Products
Asset Backed Securities	—	90,736	352
Mortgage Backed	—	14,329	—
Short-Term Investments
Money Market Funds	3,697	—	—
All Others	—	153,978	—
Other Financial Instruments^
Futures	244	—	—
Forward Currency Contracts	—	11,004	—
Interest Rate Swaps	—	1,663	—
Credit Default Swaps	—	14,327	—
Total Assets:	$3,941	$1,199,943	$756
Liabilities:
Other Financial Instruments^
Futures	(7,581)	—	—
Forward Currency Contracts	—	(1,758)	—
Interest Rate Swaps	—	(1,160)	—
Credit Default Swaps	—	(4,807)	—
Total Liabilities:	$(7,581)	$(7,725)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

For the period ended March 31, 2021, there was a transfer from Level 3 to Level 2 in the amount of $63 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for the security that was previously not priced by a third party vendor.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand